Bonds, mortgages and other long-term debt - PGE Loans (Details)			5 Months Ended		12 Months Ended
	Jun. 13, 2023	Jul. 15, 2021 installment	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)	Jun. 14, 2022 EUR (€)	Jun. 15, 2020 EUR (€)
Bonds, mortgages and other long-term debt
Noncurrent liabilities			$ 989,000		$ 989,000			€ 842,000
Current portion of debt			689,000		689,000			586,000
Effective interest expense | $					223,000	$ 1,003,000	$ 689,000
PGE loans (Soutien Innovation loan - Bpifrance)
Bonds, mortgages and other long-term debt
Current portion of debt			88,100		88,100			75,000
Effective interest expense			3,296	€ 2,827
PGE loans (Soutien Innovation loan - Bpifrance) | IC'Alps SAS
Bonds, mortgages and other long-term debt
Debt amount granted										€ 600,000
Number of equal quarterly debt repayment installments | installment		20
Fixed interest rate (in %)		3.35%
PGE loans (BNP Paribas)
Bonds, mortgages and other long-term debt
Noncurrent liabilities			89,911		89,911			76,542
Current portion of debt			141,339		$ 141,339			€ 120,333
Effective interest expense			$ 3,927	€ 3,368
PGE loans (BNP Paribas) | IC'Alps SAS
Bonds, mortgages and other long-term debt
Debt amount granted									€ 300,000
Debt term	60 months
Fixed interest rate (in %)	3.75%